Capital Stock and Additional Paid-in Capital (Parenthetical) (Detail) (USD $)	9 Months Ended
Sep. 30, 2014
Stockholders Equity Note [Line Items]
Accrued dividends	793,807
Carilion Clinic | Series A Preferred Stock
Stockholders Equity Note [Line Items]
Stock dividends for preferred shareholders	373,994